NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2022
NET INCOME PER SHARE
NET INCOME PER SHARE

16.    NET INCOME PER SHARE

For the year ended December 31, 2020, the Company issued pre-funded warrants to purchase 53,600,000 shares of Class A ordinary shares with an exercise price of US$0.00001 that are included in our computation of basic earnings per share. For the year ended December 31, 2021, the investment firm exercised these pre-funded warrants which increased 53,599,890 shares of Class A ordinary shares, and 110 shares were retrieved as the consideration of share purchase.

Basic net income per share and diluted net income per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2020,2021 and 2022 as follows:

	Year ended December 31,
	2020	2021	2022

	(HK$ in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders of the Company	1,325,523	2,810,210	2,926,944
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,036,865,727	1,200,912,670	1,139,377,763
Net income per share attributable to ordinary shareholders of the Company - basic	1.28	2.34	2.57
Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary Shareholders of the Company	1,325,523	2,810,210	2,926,944
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,036,865,727	1,200,912,670	1,139,377,763
Dilutive effect of share options and restricted share units	13,277,287	18,759,838	11,643,934
Weighted average number of ordinary shares outstanding - diluted	1,050,143,014	1,219,672,508	1,151,021,697
Net income per share attributable to ordinary shareholders of the Company - diluted	1.26	2.30	2.54

For the years ended December 31, 2020, 2021 and 2022, options to purchase ordinary shares and restricted share units that were anti-dilutive and excluded from the calculation of diluted net income per share were 4,800,584, 357,978 and 3,773,963 shares on a weighted average basis, respectively.